Stockholders' Equity - Long-Term Incentive Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Sep. 14, 2018
Stockholders Equity Note [Line Items]
Anti-dilutive securities excluded from determination of diluted earnings per common share			2,300,000	2,200,000	0
Merger costs			$ 30.6
Share based compensation		$ 4.4
Number of shares received for each share of former parent entity						400,000
Number of Shares of Former Parent Used in Share Distribution Calculation						1,000,000
Accelerated Vesting, Sale of Former Parent Company
Stockholders Equity Note [Line Items]
Share based compensation			10.7
Revolving Credit Facility
Stockholders Equity Note [Line Items]
Revolving credit facility	$ 100.0		100.0	$ 100.0
Senior Secured Notes 11.5 Percent Due 2025
Stockholders Equity Note [Line Items]
Principle amount	$ 250.0		250.0	250.0
Selling, general and administrative expenses
Stockholders Equity Note [Line Items]
Merger costs				30.2	$ 3.3
Share based compensation			$ 18.2	$ 23.5	$ 12.5
Minimum
Stockholders Equity Note [Line Items]
Restricted stock and restricted stock unit grants, vesting period			3 years
Maximum
Stockholders Equity Note [Line Items]
Restricted stock and restricted stock unit grants, vesting period			4 years
Restricted Stock
Stockholders Equity Note [Line Items]
Anti-dilutive securities excluded from determination of diluted earnings per common share	2,300,000	400,000
Unrecognized compensation cost			$ 51.4
Restricted stock units granted			617,500	2,480,300
Restricted stock units forfeited			90,300	16,600
Outstanding restricted stock units			2,364,700	2,466,200	256,700
Restricted Stock | Accelerated Vesting, Sale of Former Parent Company
Stockholders Equity Note [Line Items]
Share based compensation			$ 10.7